Goodwill and intangible assets (Detail 3) $ in Millions	Dec. 31, 2024 USD ($)
Estimated Aggregated Amortization Expenses [Line Items]
2025	$ 22
2026	22
2027	22
2028	17
2029	11
Thereafter	68
Not amortized due to indefinite useful life	3
Total	$ 165